INVESTMENT IN JOINT VENTURE	12 Months Ended
Dec. 31, 2023
INVESTMENT IN JOINT VENTURE
INVESTMENT IN JOINT VENTURE
10. INVESTMENT IN JOINT VENTURES

Accounting policy:

A joint venture is an agreement whereby the parties that have joint control of the agreement have rights to the net assets of the agreement.

The Company, through its subsidiary Cosan Nove, has an investment in a joint venture shown in the statement of financial position as the share of net assets under the equity method of accounting, less any impairment losses. If applicable, adjustments are made to align any different accounting policies that may exist. The Company’s share of the results and shareholder’s equity of the joint venture is included in the statement of profit or loss and other comprehensive income and statement of changes in equity, respectively. Unrealized gains and losses resulting from transactions between the Company and its joint venture are eliminated to the extent of the Company’s investment in the joint venture, except where unrealized losses provide evidence of an impairment of the transferred asset. Goodwill arising from the acquisition of joint venture is included as part of the Company’s investment in the joint venture and, when necessary, the carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (whichever is higher between the value in use and fair value less costs of disposal) with its carrying amount.

The investment in joint venture is considered as non-current assets and are shown at cost less any impairment losses.

When an investment in a joint venture is classified as held for sale, it is accounted for in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

Changes to the investments in joint ventures were as follows:

	Raízen S.A.	Terminal Alvorada S.A	Total
Shares issued by the investee	10,352,509,484	100,197,076
Shares held by Cosan	4,557,597,117	50,098,538
Cosan ownership interest	5.02%	50.00%
Cosan's indirect shareholding	25.90%	—
Total (i)	30.92%	50.00%
Balance as of January 1, 2022	10,936,663	—	10,936,663
Interest in earnings of joint ventures	(92,179)	—	(92,179)
Asset and liability valuation adjustment	1,053,226	—	1,053,226
Dividends	(676,354)	—	(676,354)
Balance as of January 1, 2023	11,221,356	—	11,221,356
Interest in earnings of joint ventures(ii)	1,694,679	1,266	1,695,945
Asset and liability valuation adjustment	(7,428)	—	(7,428)
Capital increase(iv)	—	47,300	47,300
Dividends (iii)	(1,214,731)	—	(1,214,731)
Balance as of December 31, 2023	11,693,876	48,566	11,742,442

Raízen S.A

(i)	The Company's total interest in Raízen S.A. is made up of 5.02% direct participation and 39.15% indirect participation through Cosan Nove. The disclosed percentage of 25.90% refers to the economic benefit calculated by the result of Cosan S.A's participation in its subsidiary Cosan Nove of 66.16% multiplied by the participation of 39.15%. For the Company's consolidated information, direct and indirect interests are added together and the impact relating to the participation of non-controlling shareholders in Cosan Nove is shown in the result line attributed to non-controlling shareholders.
(ii)

Raízen measured and recognized on September 30, 2023, PIS and COFINS credits in the consolidated amount of R$3,765,456 relating to Complementary Law 192/22 and R$1,465,726 relating to Complementary Law 194/22, totaling R$5,231,182, which impacted the equity income for the year by R$1,617,481, net of income tax and social contribution.

(iii)

Amount proposed and allocated in the year. In year ended as of December 31, 2023, dividends constituted in the period were paid in the amount of R$906,534. The joint venture’s statement of financial position and income statement are disclosed in the explanatory note 4 - Information by segment. As of December 31, 2023, the Company was in compliance with the covenants of the agreement governing the joint venture.

Terminal Alvorada S.A.

(iv)	On July 7, 2023, the subsidiary Rumo S.A contributed R$47,300 to form the joint venture Terminal Alvorada S.A with CHS Agronegócio Indústria e Comércio Ltda “CHS”, whose objective is to transform the CHS road transshipment warehouse in Alvorada (TO) in a road-rail transshipment terminal.